Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 116,702		$ 116,702		$ 103,462	$ 89,822
Less accumulated depreciation and amortization	(74,061)		(74,061)		(66,962)	(58,517)
Property, plant and equipment, net	42,641		42,641		36,500	31,305
Depreciation and amortization expense on property, plant and equipment	2,873	2,547	8,032	7,395	9,815	9,515	9,728
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	485		485		485	485
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,429		3,429		3,429	3,410
Property, plant and equipment useful life			25 years		25 years
Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	71,540		71,540		62,079	54,957
Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,099		16,099		14,185	13,069
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,128		2,128		2,128	1,100
Property, plant and equipment useful life			5 years		5 years
Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,821		19,821		17,603	15,107
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,200		$ 3,200		$ 3,553	$ 1,694
Minimum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Minimum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Minimum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Maximum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			10 years		10 years
Maximum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Maximum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years